Exhibit 99.1

Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	June 2016
Distribution Date	07/15/16
Transaction Month	15
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	March 20, 2015
Closing Date:	April 22, 2015

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,235,672,536.05	62,912	3.22%	59.18
Original Adj. Pool Balance:	$1,199,066,043.18

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$232,000,000.00	18.775%	0.33000%	April 15, 2016
Class A-2-A Notes	Fixed	$186,000,000.00	15.053%	0.69000%	April 16, 2018
Class A-2-B Notes	Floating	$230,000,000.00	18.613%	LIBOR + 0.22%	April 16, 2018
Class A-3 Notes	Fixed	$388,000,000.00	31.400%	1.12000%	November 15, 2019
Class A-4 Notes	Fixed	$75,520,000.00	6.112%	1.48000%	June 15, 2021
Class B Notes	Fixed	$21,580,000.00	1.746%	2.01000%	June 15, 2021
Class C Notes	Fixed	$35,970,000.00	2.911%	2.30000%	July 15, 2022
Total Securities		$1,169,070,000.00	94.610%

Overcollateralization		$29,996,043.18	2.428%
YSOA		$36,606,492.87	2.962%
Total Original Pool Balance		$1,235,672,536.05	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$82,022,453.24	0.4409809	$68,803,047.77	0.3699089	$13,219,405.47
Class A-2-B Notes	$101,425,614.22	0.4409809	$85,079,037.56	0.3699089	$16,346,576.65
Class A-3 Notes	$388,000,000.00	1.0000000	$388,000,000.00	1.0000000	$-
Class A-4 Notes	$75,520,000.00	1.0000000	$75,520,000.00	1.0000000	$-
Class B Notes	$21,580,000.00	1.0000000	$21,580,000.00	1.0000000	$-
Class C Notes	$35,970,000.00	1.0000000	$35,970,000.00	1.0000000	$-
Total Securities	$704,518,067.45	0.6026312	$674,952,085.33	0.5773410	$29,565,982.12

Weighted Avg. Coupon (WAC)	3.10%		3.09%
Weighted Avg. Remaining Maturity (WARM)	45.76		44.83
Pool Receivables Balance	$766,582,742.13		$736,100,733.48
Remaining Number of Receivables	51,056		50,131

Adjusted Pool Balance	$745,286,312.92		$715,720,330.80

III. COLLECTIONS

Principal:
Principal Collections	$29,283,131.47
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$764,329.11
Total Principal Collections	$30,047,460.58

Interest:
Interest Collections	$1,987,805.79
Late Fees & Other Charges	$53,340.43
Interest on Repurchase Principal	$-
Total Interest Collections	$2,041,146.22

Collection Account Interest	$8,662.93
Reserve Account Interest	$942.49
Servicer Advances	$-

Total Collections	$32,098,212.22

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	June 2016
Distribution Date	07/15/16
Transaction Month	15
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$32,098,212.22
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$32,098,212.22

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$638,818.95	$-	$638,818.95	638,818.95
Collection Account Interest					$8,662.93
Late Fees & Other Charges					$53,340.43
Total due to Servicer					$700,822.31

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2-A Notes		$47,162.91		$47,162.91
Class A-2-B Notes		$55,957.36		$55,957.36
Class A-3 Notes		$362,133.33		$362,133.33
Class A-4 Notes		$93,141.33		$93,141.33

Total Class A interest:		$558,394.93		$558,394.93	558,394.93

3. First Priority Principal Distribution:		$-		$-	0.00

4. Class B Noteholders Interest:		$36,146.50		$36,146.50	36,146.50

5. Second Priority Principal Distribution:		$-		$-	0.00

6. Class C Noteholders Interest:		$68,942.50		$68,942.50	68,942.50

Available Funds Remaining:					$30,733,905.98

7. Regular Principal Distribution Amount:					29,565,982.12

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2-A Notes		$13,219,405.47
Class A-2-B Notes		$16,346,576.65
Class A-3 Notes		$-
Class A-4 Notes		$-
Class A Notes Total:	$29,565,982.12	$29,565,982.12
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Total Noteholders Principal	$29,565,982.12	$29,565,982.12

8. Required Deposit to Reserve Account			0.00

9. Trustee Expenses			0.00

10. Remaining Available Collections Released to Certificateholder			1,167,923.86

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$21,296,429.21
Beginning Period Amount	$21,296,429.21
Current Period Amortization	$916,026.53
Ending Period Required Amount	$20,380,402.68
Ending Period Amount	$20,380,402.68
Next Distribution Date Required Amount	$19,484,709.34

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,997,665.11
Beginning Period Amount	$2,997,665.11
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,997,665.11
Ending Period Amount	$2,997,665.11

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$40,768,245.47	$40,768,245.47	$40,768,245.47
Overcollateralization as a % of Original Adjusted Pool	3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	5.47%	5.70%	5.70%

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	June 2016
Distribution Date	07/15/16
Transaction Month	15
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.87%	49,566	98.55%	$725,461,903.87
30 - 60 Days	0.85%	428	1.08%	$7,960,285.15
61 - 90 Days	0.22%	111	0.29%	$2,167,223.00
91-120 Days	0.05%	26	0.07%	$511,321.46
121 + Days	0.00%	0	0.00%	$-
Total		50,131		$736,100,733.48

Delinquent Receivables 30+ Days Past Due
Current Period	1.13%	565	1.45%	$10,638,829.61
1st Preceding Collection Period	1.13%	579	1.46%	$11,225,088.09
2nd Preceding Collection Period	0.93%	482	1.22%	$9,729,483.86
3rd Preceding Collection Period	0.93%	491	1.20%	$9,896,128.49
Four-Month Average	1.03%		1.33%

Repossession in Current Period		47		$937,855.04
Repossession Inventory		71		$573,759.50

Current Charge-Offs
Gross Principal of Charge-Offs				$1,198,877.18
Recoveries				$(764,329.11)
Net Loss				$434,548.07

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.68%

Average Pool Balance for Current Period				$751,341,737.81

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.69%
1st Preceding Collection Period				0.87%
2nd Preceding Collection Period				0.43%
3rd Preceding Collection Period				0.53%
Four-Month Average				0.63%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	82	1,107	$18,182,337.39
Recoveries	90	921	$(8,900,560.86)
Net Loss			$9,281,776.53
Cumulative Net Loss as a % of Initial Pool Balance			0.75%

Net Loss for Receivables that have experienced a Net Loss *	64	899	$9,290,387.89
Average Net Loss for Receivables that have experienced a Net Loss			$10,334.14

Principal Balance of Extensions			$3,561,171.57
Number of Extensions			170

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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